Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Appropriation of retained earnings [Line Items]
Balance at beginning of year	[1]	₩ 18,640,038
Redemption of preferred stock		0	₩ (1,125,906)	₩ 0
Dividends to hybrid bonds	[2]	(17,678)	(36,091)	(34,488)
Net income		2,948,124	2,824,919	2,445,958
Dividends on common stocks paid		687,589	687,589
Loss on redemption of hybrid bonds		1,139	1,418
Unappropriated retained earnings to be carried over to subsequent year	[1]	20,790,599	18,640,038
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year		4,896,292	5,422,880
Redemption of preferred stock		0	(1,125,906)
Dividends to hybrid bonds		(17,678)	(36,091)
Net income		754,727	1,470,250	893,041
Unappropriated retained earnings (Ⅰ)		5,633,341	5,731,133
Reversal of regulatory reserve for loan losses (Ⅱ)		0	3,191
Subtotal (Ⅰ+Ⅱ)		5,633,341	5,734,324
Legal reserve		75,473	147,025
Dividends on common stocks paid		687,589	687,589
Dividends on preferred stocks paid		0	0
Regulatory reserve for loan losses		1,619	0
Voluntary reserve (loss compensation reserve)		0	2,000
Loss on redemption of hybrid bonds		1,139	1,418
Appropriation of retained earnings		765,820	838,032
Unappropriated retained earnings to be carried over to subsequent year		₩ 4,867,521	₩ 4,896,292	₩ 5,422,880
Date of appropriation		Mar. 22, 2018	Mar. 23, 2017

[1]	Restriction on appropriation of retained earnings is as follows: 1) Legal reserve of ₩1,845,691 million and ₩1,992,716 million as of December 31, 2016 and 2017, respectively. 2) Regulatory reserve for loan loss of ₩9,144 million and ₩5,953 million as of December 31, 2016 and 2017, respectively. 3) Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ₩5,658,334 million as of December 31, 2017.
[2]	The dividends to hybrid bonds that were early redeemed during the period are included.